                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:_________
This Amendment:         [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Taconic Capital Advisors LLC
Address:          375 Park Avenue, Suite 1904
                  New York, NY 10152

Form 13F File Number: 28-05329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Robin S. Rothstein
Chief Financial Officer
(212) 209-3100

Signature, Place, and Date of Signing:

/s/ Robin S. Rothstein              New York, NY              November 08, 2001
----------------------              ------------              -----------------


Report Type (Check only one):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                             0
                                                  ------------------------------

Form 13F Information Table Entry Total:                        115
                                                  ------------------------------

Form 13F Information Table Value Total:                        519,048
                                                  ------------------------------

                                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NONE



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                           FORM 13F INFORMATION TABLE

                                                          VALUE       SHRS OR  SH/  PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
   NAME OF ISSUER            TITLE OF CLASS     CUSIP    (x$1000)     PRN AMT  PRN  CALL  DISCRETION   MANAGERS    SOLE  SHRD  NONE
   --------------            --------------     -----    --------     -------  ---  ----  ----------   --------    ----  ----  ----
Alberto Culver                   Common       013068200    6,361      192,874  SH            Sole                192,874
Alcatel                        Spons ADR      013904305    1,257      108,336  SH            Sole                108,336
Alliance For CAD                 Common       01859J108    9,947      638,332  SH            Sole                638,332
American Water Works             Common       030411102    1,687       42,713  SH            Sole                 42,713
AmerisourceBergen                Common       03073E105   22,496      317,072  SH            Sole                317,072
American Int'l Group             Common       026874107   19,061      244,368  SH            Sole                244,368
Amsurg Corp                      Common       03232P405      717       29,294  SH            Sole                 29,294
Anadarko Pete                    Common       032511107    8,231      171,188  SH            Sole                171,188
Anderson Expl                    Common       033901109    8,380      332,541  SH            Sole                332,541
Applied Micro                    Common       03822W109      446       63,824  SH            Sole                 63,824
Arvin Meritor                    Common       043353101      357       25,000  SH            Sole                 25,000
ASML Holdings                    Common       N07059111    3,450      307,744  SH            Sole                307,744
AT&T Canada Inc              Deps Rcpt Cl B   00207Q202    4,288      147,796  SH            Sole                147,796
AT&T Corp                        Common       001957109      713       36,949  SH            Sole                 36,949
BankNorth Group                  Common       06646R107    6,757      302,737  SH            Sole                302,737
Bard                             Common       067383109    9,437      183,563  SH            Sole                183,563
BB&T                             Common       054937107    2,527       69,334  SH            Sole                 69,334
BK UTD Litig                     Common       065416117       47      175,635  SH            Sole                175,635
BP PLC ADRC                    Spons ADR      055622104      700       65,600  SH            Sole                 65,600
Cardinal Health                  Common       14149Y108    9,657      130,584  SH            Sole                130,584
Cephalon                         Common       156708109    2,816       56,459  SH            Sole                 56,459
Cheap Tickets                    Common       162672109    1,938      118,237  SH            Sole                118,237
Citigroup                        Common       172967101   16,034      341,146  SH            Sole                341,146
Clear Channel Comm               Common       184502102    4,539      114,196  SH            Sole                114,196
CNET Networks                    Common       12613R104      339       78,870  SH            Sole                 78,870
Commerce One                     Common       200693109      195       79,200  SH            Sole                 79,200
Compaq                           Common       204493100    1,228      147,796  SH            Sole                147,796
Conagra Foods                    Common       205887102    1,522       67,800  SH            Sole                 67,800
Conectiv                         Common       206829103    2,935      124,887  SH            Sole                124,887
Cooper Inds                      Common       216669101      766       18,475  SH            Sole                 18,475
Deutsche Telecom                 Common       0D5557501    1,012       64,654  SH            Sole                 64,654
Devon Energy                     Common       25179M103    1,423       41,358  SH            Sole                 41,358
Dime Bancorp                     Common       25429Q102    7,409      188,440  SH            Sole                188,440
Dow Chem                         Common       260543103    4,859      148,308  SH            Sole                148,308
DTE Energy                       Common       233331107    3,846       89,330  SH            Sole                 89,330

El Paso Energy                   Common       28336L109    3,572       85,967  SH            Sole                 85,967
Elan Corp                         ADR         284131208    7,036      145,214  SH            Sole                145,214
Elan PLC                           RT         G29539148       40      303,795  SH            Sole                303,795
Fifth Third Bancorp              Common       316773100    9,687      157,560  SH            Sole                157,560
Fleet Boston                     Common       339030108    3,520       95,791  SH            Sole                 95,791
Forest Oil                       Common       346091705      464       18,704  SH            Sole                 18,704
Galileo International            Common       363547100    5,254      253,099  SH            Sole                253,099
Genzyme Corp                     Common       372917104    3,032       66,744  SH            Sole                 66,744
Georgia Pacific                  Common       373298108    1,739       60,399  SH            Sole                 60,399
Georgia-Pac (Timber Grp)         Common       373298702    3,212       88,678  SH            Sole                 88,678
Glaxo SmithKline                  ADR         37733W105   16,356      291,445  SH            Sole                291,445
Group CGI CAD                    Common       39945C109    5,932    1,020,978  SH            Sole              1,020,978
Hewlett Packard                  Common       428236103    1,517       94,236  SH            Sole                 94,236
Homestake Mine                   Common       437614100    9,180      987,056  SH            Sole                987,056
IBP Inc                          Common       449223106    1,382       58,424  SH            Sole                 58,424
Inv Group                        Common       46152H101      852       68,158  SH            Sole                 68,158
JP Morgan Chase                  Common       46625H100    8,006      234,450  SH            Sole                234,450
JDS Uniphase                     Common       46612J101      398       62,944  SH            Sole                 62,944
Johnson & Johnson                Common       478160104   14,575      263,085  SH            Sole                263,085
Johns Apparel                    Common       480074103      372       14,594  SH            Sole                 14,594
Kings Pharmaceuticals            Common       495582108    9,392      223,877  SH            Sole                223,877
Kerr McGee                       Common       492386107      523       10,071  SH            Sole                 10,071
Louis Dreyfus                    Common       546011107    1,437       36,949  SH            Sole                 36,949
LSI Logic                        Common       502161102    2,829      240,807  SH            Sole                240,807
Macromedia                       Common       556100105      597       49,258  SH            Sole                 49,258
Maxim Integrated Products        Common       57772K101    2,804       80,261  SH            Sole                 80,261
Merck & Co.                      Common       589331107    1,723       25,871  SH            Sole                 25,871
Meristar Hospitality             Common       58984Y103    1,551      146,983  SH            Sole                146,983
MKS Instruments                  Common       55306N104      611       34,442  SH            Sole                 34,442
Molecular Devices                Common       60851C107      187       10,055  SH            Sole                 10,055
Motorola                         Common       620076109      343       21,962  SH            Sole                 21,962
Methanex                         Common       59151K108      495      102,384  SH            Sole                102,384
Niagara Mohawk Holdings          Common       653520106    2,898      170,778  SH            Sole                170,778
Nisource Sails                   Common       65473P600      153       72,216  SH            Sole                 72,216
Novell Inc                       Common       670006105    2,160      590,288  SH            Sole                590,288
Novellus Systems                 Common       670008101    2,058       72,065  SH            Sole                 72,065
Orbital Sciences Corp 5.0%   SB NT CV 5%02    685564AC0    1,164    1,847,451  SH            Sole              1,847,451
Orion Power Holdings             Common       686286105    3,203      125,626  SH            Sole                125,626
Peregrine                        Common       71366Q101    1,646      130,316  SH            Sole                130,316

Picturetel Corp                  Common       720035302    5,318      889,363  SH            Sole                889,363
Pfizer Inc                       Common       717081103    5,716      142,550  SH            Sole                142,550
Phillips Pete                    Common       718507106   15,007      278,212  SH            Sole                278,212
Polycom                          Common       73172K104    2,024       83,065  SH            Sole                 83,065
Pride International              Common       74153Q102    4,012      385,748  SH            Sole                385,748
Progress Energy                  Common       743263105    1,389       32,312  SH            Sole                 32,312
Ralston Purina                   Common       751277302   15,081      459,794  SH            Sole                459,794
Radian Group                     Common       750236101    6,353      165,000  SH            Sole                165,000
RBC                              Common       780087102      895       29,352  SH            Sole                 29,352
Sage                             Common       786632109      886       58,084  SH            Sole                 58,084
Sanmina Corp                     Common       800907107    1,635      120,400  SH            Sole                120,400
Security Capital Group           Common       81413P204    1,824       97,474  SH            Sole                 97,474
Sensormatic                      Common       817265101    5,053     214,304   SH            Sole                214,304
Sequenom                         Common       817337108      155       22,170  SH            Sole                 22,170
Shire Pharmaceutical              ADR         82481R106    9,996      248,032  SH            Sole                248,032
Siebel Systems                   Common       826170102      884       67,921  SH            Sole                 67,921
Smucker J.M.                     Common       832696306    3,663      142,792  SH            Sole                142,792
SPX Corp                         Common       784635104    6,554       79,063  SH            Sole                 79,063
Sun MicroSystems                 Common       866810104      495       59,896  SH            Sole                 59,896
Sybase                           Common       871130100      507       54,563  SH            Sole                 54,563
Symantec                         Common       871503108    2,051       59,151  SH            Sole                 59,151
Symbol Technologies              Common       871508107    2,606      248,419  SH            Sole                248,419
Taylor Woodrow                  Ordinary      876990110    1,362      585,669  SH            Sole                585,669
Telefonica                        ADR         879382208    2,504       73,741  SH            Sole                 73,741
Texas Instr                      Common       882508104    2,066       82,709  SH            Sole                 82,709
Texaco                           Common       881694103   20,030      308,155  SH            Sole                308,155
Thoratec                         Common       885175307    3,145      190,174  SH            Sole                190,174
Transocean Sedco                 Common       G90078109    4,814      182,332  SH            Sole                182,332
Tyco International               Common       902124106   12,845      282,299  SH            Sole                282,299
UBS AG Reg                     Namen Akt      H8920M855    4,718      102,231  SH            Sole                102,231
United Parcel                    Common       911312106    2,075       39,921  SH            Sole                 39,921
US Bancorp                       Common       902973304   10,046      452,948  SH            Sole                452,948
Ultramar Diamond                 Common       904000106    8,325      173,660  SH            Sole                173,660
Viacom                          Class B       925524308    8,983      260,367  SH            Sole                260,367
Washington Mutual                Common       939322103   13,179      342,487  SH            Sole                342,487
Wells Fargo                      Common       949746101    8,766      197,202  SH            Sole                197,202
Williamette                      Common       969133107    2,493       55,423  SH            Sole                 55,423
Williams Cos                     Common       969457100    2,912      106,663  SH            Sole                106,663
Worldcom Inc                     Common       98157D106    5,202      345,864  SH            Sole                345,864
WorldCom Inc MCI                 Common       98157D304      211       13,834  SH            Sole                 13,834

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
Xcel Energy                      Common       98389B100   13,991      497,027  SH            Sole                497,027


TOTAL VALUE                                              519,048